Organization and Principal Activities (Details)											12 Months Ended
	Nov. 28, 2024 USD ($) shares	Sep. 13, 2024 shares	Dec. 15, 2023 shares	Nov. 09, 2023 CNY (¥)	Aug. 25, 2023 USD ($) $ / shares shares	Jun. 25, 2023	Jan. 01, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 shares	Dec. 31, 2023 CNY (¥)	Nov. 18, 2024 $ / shares	Jan. 06, 2023	Aug. 13, 2020	Oct. 10, 2018	Sep. 20, 2018	Sep. 11, 2018
Organization and Principal Activities [Line Items]
American depository share representing common shares (in Shares)		100	10
Total offering (in Dollars) | ¥											¥ 250,422,660		¥ 43,073,399
Sponsorship interest						100.00%
Investors of ordinary shares (in Shares)					50,000,000
Par value (in Dollars per share) | $ / shares														$ 0.0001
Notice period for exclusive call option agreements											30 days
Notice period for proxy agreements and power of attorney for shareholders											30 days
Notice period for termination of agreement with school sponsors and directors											30 days
Notice period for business cooperation agreement and exclusive technical services and business consulting agreement											30 days
Notice period for termination of equity pledge agreements											30 days
Foreign investment percentage											50.00%
Qingtian International School [Member]
Organization and Principal Activities [Line Items]
Percentage of sponsorship interests													100.00%
Share Subscription Agreement [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration on sale of shares (in Dollars) | $	$ 34,200,000
Business Acquisition [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | $					$ 6,000,000
Business Acquisition [Member] | Qingtian International School [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | ¥								¥ 23,000,000					¥ 23,200,000
Business Acquisition [Member] | Beijing P.X. [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | ¥							¥ 53,400,000
ADS [Member]
Organization and Principal Activities [Line Items]
American depository share representing common shares (in Shares)		1	1
Common Stock [Member]
Organization and Principal Activities [Line Items]
Depositary shares (in Shares)											1,916,667,000	116,667,000
American depository share representing common shares (in Shares)		10
Share price (in Dollars per share) | $ / shares														0.0001
Par value (in Dollars per share) | $ / shares					$ 0.0001
Shares sold to investors (in Shares)					50,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Share price (in Dollars per share) | $ / shares														$ 0.0001
Class A Ordinary Shares [Member] | Share Subscription Agreement [Member]
Organization and Principal Activities [Line Items]
Shares sold to investors (in Shares)	1,800,000,000
Qingtian International School [Member]
Organization and Principal Activities [Line Items]
Ownership percentage								100.00%
Percentage of sponsorship interests													100.00%
Beijing P.X. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage							100.00%
Hebei Chuangxiang Enterprise Management Co Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage															100.00%
Beijing Chuangmei Weiye Enterprise Management Co [Member]
Organization and Principal Activities [Line Items]
Ownership percentage				100.00%
Beijing Chuangmei Weiye Enterprise Management Co [Member] | Business Acquisition [Member]
Organization and Principal Activities [Line Items]
aggregate consideration | ¥				¥ 6,360,000
Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization and Principal Activities [Line Items]
Ownership percentage																			100.00%
HK Mengxiang [Member] | HONG KONG
Organization and Principal Activities [Line Items]
Ownership percentage																		100.00%
Liandu Wfoe [Member] | PRC [Member]
Organization and Principal Activities [Line Items]
Ownership percentage																100.00%	100.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Total offering (in Dollars) | $										$ 30,800,000
Net proceeds from initial public offering									¥ 170,700,000	26,200,000
Aggregate consideration on sale of shares (in Dollars) | $										$ 30,800,000
IPO [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Depositary shares (in Shares)									3,333,400	3,333,400
American depository share representing common shares (in Shares)									5	5
Share price (in Dollars per share) | $ / shares										$ 9.25